Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Industrials Portfolio
September 30, 2022
VCY-NPRT3-1122
1.807737.118
Common Stocks - 99.8%
	Shares	Value ($)
Aerospace & Defense - 26.5%
Aerospace & Defense - 26.5%
BAE Systems PLC	54,830	481,760
General Dynamics Corp.	5,000	1,060,850
HEICO Corp. (a)	20,600	2,965,988
HEICO Corp. Class A	31,800	3,644,916
Hexcel Corp.	8,800	455,136
Howmet Aerospace, Inc.	186,200	5,759,166
Lockheed Martin Corp.	9,600	3,708,384
Raytheon Technologies Corp.	68,100	5,574,666
The Boeing Co. (b)	34,500	4,177,260
TransDigm Group, Inc.	10,200	5,353,164
		33,181,290
Building Products - 0.2%
Building Products - 0.2%
Builders FirstSource, Inc. (b)	3,300	194,436
Commercial Services & Supplies - 3.6%
Diversified Support Services - 0.1%
Copart, Inc. (b)	1,600	170,240
Environmental & Facility Services - 3.5%
Tetra Tech, Inc.	200	25,706
Waste Connections, Inc. (United States) (b)	32,100	4,337,673
		4,363,379
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,533,619
Construction & Engineering - 11.2%
Construction & Engineering - 11.2%
AECOM	3,500	239,295
Quanta Services, Inc.	31,900	4,063,741
Willscot Mobile Mini Holdings (b)	240,900	9,715,497
		14,018,533
Electrical Equipment - 6.1%
Electrical Components & Equipment - 6.1%
AMETEK, Inc.	63,200	7,167,512
nVent Electric PLC	16,100	508,921
		7,676,433
Electronic Equipment & Components - 5.2%
Electronic Equipment & Instruments - 5.2%
Teledyne Technologies, Inc. (b)	19,400	6,546,918
Industrial Conglomerates - 4.5%
Industrial Conglomerates - 4.5%
Honeywell International, Inc.	33,727	5,631,397
Machinery - 22.4%
Industrial Machinery - 22.4%
Barnes Group, Inc.	12,800	369,664
Chart Industries, Inc. (b)	22,400	4,129,440
Crane Holdings Co.	70,013	6,128,938
Flowserve Corp.	145,619	3,538,542
Fortive Corp.	147,692	8,610,444
IDEX Corp.	16,200	3,237,570
Ingersoll Rand, Inc.	49,000	2,119,740
		28,134,338
Professional Services - 7.1%
Research & Consulting Services - 7.1%
Clarivate Analytics PLC (b)	6,200	58,218
FTI Consulting, Inc. (a)(b)	47,502	7,871,556
Science Applications International Corp.	11,500	1,016,945
		8,946,719
Road & Rail - 3.3%
Railroads - 2.8%
CSX Corp.	28,900	769,896
Norfolk Southern Corp.	5,350	1,121,628
Union Pacific Corp.	8,000	1,558,560
		3,450,084
Trucking - 0.5%
J.B. Hunt Transport Services, Inc.	3,802	594,709
Old Dominion Freight Lines, Inc.	200	49,754
		644,463
TOTAL ROAD & RAIL		4,094,547
Software - 9.7%
Application Software - 9.7%
Roper Technologies, Inc.	33,700	12,119,867
TOTAL COMMON STOCKS (Cost $127,200,079)		125,078,097

Money Market Funds - 3.4%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (c)	561,951	562,064
Fidelity Securities Lending Cash Central Fund 3.10% (c)(d)	3,661,484	3,661,850
TOTAL MONEY MARKET FUNDS (Cost $4,223,914)		4,223,914

TOTAL INVESTMENT IN SECURITIES - 103.2% (Cost $131,423,993)	129,302,011
NET OTHER ASSETS (LIABILITIES) - (3.2)%	(3,998,016)
NET ASSETS - 100.0%	125,303,995

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	944,789	21,358,789	21,741,514	8,687	-	-	562,064	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	-	41,272,142	37,610,292	3,850	-	-	3,661,850	0.0%
Total	944,789	62,630,931	59,351,806	12,537	-	-	4,223,914

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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